Annual Fund Operating Expenses - Bond Fund - Bond Fund Class	Apr. 30, 2021
Operating Expenses:
Management Fees	0.39%
Other Expenses	0.06%
Acquired Fund Fees and Expenses
Total Annual Fund Operating Expenses	0.45%